UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280 )

Exact name of registrant as specified in charter:	Putnam Convertible-Income Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
1/31/07 (Unaudited)

CONVERTIBLE BONDS AND NOTES (65.8%)(a)
	Principal amount	Value

Aerospace and Defense (4.3%)
Armor Holdings, Inc. cv. sr. sub. notes stepped-coupon
2s (zero %, 11/1/11) 2024 (STP)	$4,400,000	$5,665,000
Lockheed Martin Corp. cv. sr. notes FRN 5.124s, 2033	11,900,000	16,388,440
Orbital Sciences Corp. 144A cv. sr. sub. notes 2.438s,
2027	4,000,000	3,875,000
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	5,000,000	6,000,000
		31,928,440

Airlines (0.7%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	3,700,000	5,415,875

Automotive (1.2%)
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	9,057,750

Biotechnology (5.3%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	10,000,000	9,975,000
Amylin Pharmaceuticals, Inc. cv. sr. notes 2 1/2s, 2011	740,000	980,500
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes
2 1/2s, 2011	2,500,000	3,312,500
Connetics Corp. 144A cv. sr. notes 2s, 2015	4,000,000	4,010,000
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	6,000,000	5,482,500
Genzyme Corp. (General Division) cv. sr. notes 1 1/4s,
2023	7,900,000	8,423,375
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	3,500,000	3,683,750
MGI Pharma, Inc. 144A cv. sr. sub. notes
stepped-coupon 1.682s (zero %, 3/2/11) 2024 (STP)	5,350,000	3,591,188
		39,458,813

Broadcasting (1.0%)
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	8,010,000	7,549,425

Cable Television (0.8%)
Charter Communications, Inc. cv. sr. notes 5 7/8s, 2009	3,200,000	5,036,000
Charter Communications, Inc. 144A cv. sr. notes
5 7/8s, 2009	658,000	1,035,526
		6,071,526

Coal (0.7%)
Peabody Energy Corp. cv. jr. sub. debs 4 3/4s, 2066	5,000,000	4,893,750

Commercial and Consumer Services (0.5%)
Euronet Worldwide, Inc. 144A cv. debs. 3 1/2s, 2025	3,400,000	3,557,250

Communications Equipment (1.4%)
Andrew Corp. cv. sub. notes 3 1/4s, 2013	6,700,000	6,800,500
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	3,000,000	3,380,100
		10,180,600

Computers (2.7%)
Anixter International, Inc. cv. Liquid Yield Option
Notes (LYON) Ser. * zero %, 2033	11,500,000	9,660,000
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,917,500
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,410,250
Gateway, Inc. 144A cv. sr. notes 2s, 2011	2,400,000	1,950,000
Gateway, Inc. 144A cv. sr. notes 1 1/2s, 2009	2,500,000	2,162,500
		20,100,250

Conglomerates (1.6%)
Tyco International Group SA cv. unsub. sr. company
guaranty Ser. B, 3 1/8s, 2023 (Luxembourg)	8,100,000	11,988,000

Consumer Services (0.6%)
FTI Consulting, Inc. 144A cv. sr. sub. notes 3 3/4s,
2012	3,600,000	4,095,000

Electric Utilities (1.1%)
CenterPoint Energy, Inc. cv. unsec. sub. notes FRN 2s,
2029	204,900	8,009,541

Electrical Equipment (0.7%)
WESCO International, Inc. cv. sr. debs. Ser. *,
2 5/8s, 2025	400,000	629,500
WESCO International, Inc. 144A cv. sr. debs. 2 5/8s,
2025	2,900,000	4,563,875
		5,193,375

Electronics (6.1%)
Diodes, Inc. cv. sr. notes 2 1/4s, 2026	3,000,000	2,868,750
Flextronics International, Ltd. cv. sub. notes 1s,
2010 (Singapore)	6,800,000	6,706,500
General Cable Corp. cv. company guaranty 7/8s, 2013	4,000,000	4,200,000
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	9,790,500
Itron, Inc. cv. sr. sub. notes 2 1/2s, 2026	2,500,000	2,812,500
KEMET Corp. 144A cv. sr. notes 2 1/4s, 2026	4,000,000	4,060,000
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	6,900,000	5,879,835
LSI Logic Corp. cv. sub. notes 4s, 2010	8,800,000	9,152,000
		45,470,085

Energy (2.1%)
Cal Dive International, Inc. 144A cv. sr. notes
3 1/4s, 2025	3,800,000	4,849,750
Pride International, Inc. cv. sr. notes 3 1/4s, 2033	4,700,000	5,769,250
SESI, LLC 144A cv. company guaranty stepped-coupon
1 1/2s (1 1/4s, 12/1/11) 2026 (STP)	5,000,000	4,781,250
		15,400,250

Energy (Other) (0.5%)
Covanta Holding Corp. cv. sr. debs. 1s, 2027	3,700,000	3,796,041

Entertainment (1.4%)
Lions Gate Entertainment Corp. cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12), 2025 (Canada)
(STP)	1,300,000	1,319,500
Lions Gate Entertainment Corp. 144A cv. sr. sub. bonds
3 5/8s, 2025 (Canada)	5,800,000	5,887,000
Macrovision Corp. 144A cv. sr. notes 2 5/8s, 2011	3,000,000	3,371,250
		10,577,750

Gaming & Lottery (0.7%)
Scientific Games Corp. 144A cv. company guaranty 3/4s,
2024	4,400,000	5,109,500

Health Care Services (1.4%)
Manor Care, Inc. cv. sr. notes stepped-coupon 2 1/8s
(1 7/8s, 8/10/10) 2035 (STP)	5,700,000	7,082,250
United Therapeutics Corp. 144A cv. sr. notes 1/2s, 2011	3,500,000	3,294,375
		10,376,625

Insurance (0.9%)
Prudential Financial, Inc. cv. unsec. sub notes FRN
2.614s, 2035	6,600,000	6,796,746

Lodging/Tourism (1.3%)
Carnival Corp. cv. debs. 2s, 2021 (Panama)	7,000,000	9,336,250

Manufacturing (1.0%)
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	7,000,000	7,218,750

Media (1.2%)
Walt Disney Co. (The) cv. sr. notes 2 1/8s, 2023	6,800,000	8,457,500

Medical Technology (4.5%)
Atherogenics, Inc. 144A cv. sr. notes 1 1/2s, 2012	3,720,000	2,948,100
Beckman Coulter, Inc. 144A cv. sr. notes 2 1/2s, 2036	5,000,000	5,312,500
China Medical Technologies, Inc. 144A cv. sr. sub.
notes 3 1/2s, 2011 (China)	3,500,000	3,552,500
Cytyc Corp. 144A cv. sr. notes 2 1/4s, 2024	3,650,000	4,019,563
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	2,743,125
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	3,574,375
Medtronic, Inc. cv. sr. notes 1 5/8s, 2013	2,200,000	2,343,000
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	9,052,500
		33,545,663

Oil & Gas (1.6%)
Devon Energy Corp. cv. debs. 4.9s, 2008	7,000,000	9,633,750
McMoran Exploration Co. 144A cv. notes 6s, 2008	2,300,000	2,535,750
		12,169,500

Pharmaceuticals (5.2%)
Alza Corp. cv. sub. debs. zero %, 2020	11,400,000	10,459,500
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	4,200,000	3,717,000
New River Pharmaceuticals, Inc. 144A cv. sub. notes
3 1/2s, 2013	3,100,000	5,653,625
Watson Pharmaceuticals, Inc. cv. debs. 1 3/4s, 2023	9,100,000	8,474,375
Wyeth cv. sr. notes FRN 4.877s, 2024	9,700,000	10,372,210
		38,676,710

Real Estate (2.0%)
Alexandria Real Estate Equities, Inc. 144A cv. sr.
notes 3.7s, 2027 (R)	4,000,000	4,185,000
Corporate Office Properties LP 144A cv. company
guaranty 3 1/2s, 2026 (R)	3,400,000	3,706,000
Forest City Enterprises, Inc. cv. notes 3 5/8s, 2011
(R)	3,100,000	3,375,125
Forest City Enterprises, Inc. 144A cv. notes 3 5/8s,
2011 (R)	3,500,000	3,795,750
		15,061,875

Retail (1.8%)
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	10,085,000	4,223,094
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	8,500,000	3,559,375
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	2,000,000	2,440,000
Pantry, Inc. (The) 144A cv. sub. notes 3s, 2012	2,600,000	3,172,000
		13,394,469

Semiconductor Production Equipment (0.9%)
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s,
2008	7,300,000	6,560,875

Software (1.9%)
Cadence Design Systems, Inc. 144A cv. sr. notes
1 1/2s, 2013	3,500,000	3,705,625
EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	10,000,000	10,612,500
		14,318,125

Technology (1.5%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	3,490,440
ON Semiconductor Corp. 144A cv. sr. sub. notes 2 5/8s,
2026	7,000,000	7,437,500
		10,927,940

Technology Services (2.2%)
DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s,
2023	5,000,000	7,668,750
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	8,820,000
		16,488,750

Telecommunications (4.0%)
American Tower Corp. cv. sr. notes 3s, 2012	4,300,000	8,686,000
Dobson Communications Corp. 144A cv. sr. notes 1 1/2s,
2025	7,000,000	8,067,500
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	3,000,000	4,005,000
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	5,500,000	8,813,750
		29,572,250

Waste Management (1.0%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	5,310,375
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	2,000,000	2,167,500
		7,477,875

Total convertible bonds and notes (cost $442,721,643)		$488,233,124

CONVERTIBLE PREFERRED STOCKS (28.3%)(a)
	Shares	Value

Agriculture (1.0%)
Bunge, Ltd. 4.875% cv. pfd.	68,954	$7,498,748

Automotive (1.0%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	203,600	7,507,750

Banking (2.7%)
Marshall & Ilsley Corp. $1.625 cv. pfd.	322,900	8,521,331
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	210,500	11,775,370
		20,296,701

Chemicals (1.0%)
Huntsman Corp. $2.50 cv. pfd.	173,575	7,658,997

Electric Utilities (1.0%)
Entergy Corp. $3.813 cv. pfd.	125,000	7,343,750

Financial (2.0%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	148	14,832,930

Forest Products and Packaging (0.8%)
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (S)	241,613	5,798,712

Insurance (4.7%)
Alleghany Corp. 5.75% cv. pfd.	24,023	7,939,602
Citigroup Funding, Inc. FRN, Ser. GNW, 5.02% cv. pfd.	418,900	13,572,360
Conseco, Inc. $1.375 cum. cv. pfd.	267,500	6,587,188
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda) (S)	226,400	6,703,704
		34,802,854

Investment Banking/Brokerage (3.1%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	138,000	7,503,750
E*Trade Financial Corp. $1.531 cum. cv. pfd.	355,000	10,783,125
Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd. (S)	102,940	4,529,360
		22,816,235

Metals (1.4%)
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	7,800	10,309,650

Natural Gas Utilities (2.1%)
El Paso Corp. 144A 4.99% cv. pfd.	6,550	8,790,919
Southern Union Co. $2.50 cv. pfd.	124,700	6,640,275
		15,431,194

Oil & Gas (2.3%)
Chesapeake Energy Corp. 6.25% cv. pfd.	40,215	10,244,771
Edge Petroleum Corp. Ser. A, $2.875 cum. cv. pfd.	117,560	6,699,744
		16,944,515

Power Producers (1.1%)
NRG Energy, Inc. 5.75% cv. pfd.	29,500	8,370,625

Real Estate (2.2%)
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd.	205,900	5,260,745
Simon Property Group, Inc. $3.00 cv. pfd.	122,200	11,150,750
		16,411,495

Retail (0.8%)
Retail Ventures, Inc. $3.312 cv. pfd.	79,940	5,625,778

Tobacco (1.1%)
Universal Corp. 6.75% cv. pfd.	6,888	8,360,310

Total convertible preferred stocks (cost $192,630,085)		$210,010,244

COMMON STOCKS (3.1%)(a)
	Shares	Value

CSX Corp.	210,200	$7,733,258
FutureFuel Corp. (NON)	200,000	1,650,000
Information Services Group, Inc. (Unit) (NON)	343,750	2,750,000
Transforma Acquisition Group, Inc. (Unit) (NON)	312,500	2,665,625
U.S. Bancorp (S)	220,600	7,853,360

Total common stocks (cost $20,343,546)		$22,652,243
UNITS (1.1%)(a) (cost $6,491,598)
	Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
5.71s, 2009 (Cayman Islands)	65	$8,380,450

WARRANTS (0.1%)(a)(NON) (cost $66,000)
	Warrants	Value

FutureFuel Corp.	200,000	$700,000

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal amount/ shares	Value

Putnam Prime Money Market Fund (e)	13,164,499	$13,164,499
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	$7,171,042	7,159,360

Total short-term investments (cost $20,323,859)		$20,323,859
TOTAL INVESTMENTS
Total investments (cost $682,576,731)(b)		$750,299,920

NOTES

(a) Percentages indicated are based on net assets of $741,879,627.

(b) The aggregate identified cost on a tax basis is $682,576,731, resulting in gross unrealized appreciation and depreciation of $78,640,383 and $10,917,194, respectively, or net unrealized appreciation of $67,723,189.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $6,895,936. The fund received cash collateral of $7,159,360 which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $112,878 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $55,153,431 and $68,852,247, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

At January 31, 2007, liquid assets totaling $2,750,000 have been designated as collateral for open forward commitments

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible-Income Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007